                                    [Logo]



                                    FORTIS
                                   TAX-FREE
                               PORTFOLIOS, INC.



                                Annual Report
                              September 30, 1996

FORTIS TAX-FREE PORTFOLIOS, INC. ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULES OF INVESTMENTS
   NATIONAL PORTFOLIO                                          5
   MINNESOTA PORTFOLIO                                         8
   NEW YORK PORTFOLIO                                         11

STATEMENTS OF ASSETS AND LIABILITIES                          13

STATEMENTS OF OPERATIONS                                      14

STATEMENTS OF CHANGES IN NET ASSETS
   NATIONAL PORTFOLIO                                         15
   MINNESOTA PORTFOLIO                                        16
   NEW YORK PORTFOLIO                                         17

NOTES TO FINANCIAL STATEMENTS                                 18

INDEPENDENT AUDITORS' REPORT                                  23

FEDERAL INCOME TAX INFORMATION                                24

BOARD OF DIRECTORS AND OFFICERS                               25

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings charts show the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by industry.

The performance chart graphically compares the fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

YEAR ENDED SEPTEMBER 30, 1996

                                                  CLASS A       CLASS B       CLASS C       CLASS E       CLASS H
                                                 ---------     ---------     ---------     ---------     ---------
FORTIS TAX-FREE NATIONAL
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $  10.71      $  10.70      $  10.70      $  10.72      $  10.71
  End of year................................    $  10.75      $  10.74      $  10.74      $  10.76      $  10.75
DISTRIBUTIONS PER SHARE
  From net investment income.................    $   0.53      $   0.45      $   0.45      $   0.56      $   0.45

FORTIS TAX-FREE MINNESOTA
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $  10.30      $  10.27      $  10.30      $  10.32      $  10.30
  End of year................................    $  10.26      $  10.24      $  10.26      $  10.28      $  10.26
DISTRIBUTIONS PER SHARE
  From net investment income.................    $   0.52      $   0.44      $   0.44      $   0.55      $   0.44

FORTIS TAX-FREE NEW YORK
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $  10.87      $  10.84      $  10.85      $  10.87      $  10.83
  End of year................................    $  10.72      $  10.69      $  10.70      $  10.72      $  10.69
DISTRIBUTIONS PER SHARE
  From net investment income.................    $   0.55      $   0.47      $   0.47      $   0.58      $   0.47
  From net realized gains on investments.....    $   0.02      $   0.02      $   0.02      $   0.02      $   0.02

                                      Photo

DEAR SHAREHOLDER,

Offering tax-free income, the Fortis Tax-Free Portfolios invest in high quality municipal bonds. These portfolios are designed to help you reduce your tax burden as they help to revitalize the country by investing in America.

This past year, due to specific actions detailed below, we helped the National Portfolio outperform the majority of national municipal bond funds. Similar activities in the Minnesota Portfolio enhanced its performance to place it within the upper two-thirds of similar funds. However, because of efforts to limit taxable gains, the New York Portfolio underperformed its peer group.

DIVERSE ECONOMIC CONDITIONS

The bond market has digested a wide variety of economic information during the past 12 months. Late in 1995, the bond market responded favorably to an economic environment that indicated modest economic growth and little inflation. But this scenario changed abruptly in the first and second quarters when monthly employment statistics indicated stronger economic growth. Concern that this growth could increase inflation and cause the Federal Reserve to raise interest rates led the U.S. Treasury long bond rate to move from 6 percent in late January to slightly over 7 percent in mid-July.

More recently, the subdued September employment statistics and other recent economic indicators lead us to believe that real growth continues at a more modest and sustainable pace of about 2 percent. In this environment, there is less concern that the Federal Reserve will raise interest rates.

PORTFOLIOS REPOSITIONED AS INTEREST RATES ROSE

Late last year, in order to benefit from expected price appreciation, we positioned the portfolios with durations* or effective maturities longer than their respective benchmarks (a measure of reference against which the fund is compared and evaluated). As the likelihood of accelerated growth and rising rates increased during the first quarter of 1996, we shifted to a more defensive posture, with durations closer to their respective benchmarks. Since March, we have maintained a basically neutral duration position, which we expect to maintain until economic signals are more clear.

At the end of 1995 and in early 1996, the addition of call protection (the amount of time during which a security cannot be redeemed by the issuer) lengthened the effective maturities of the National and Minnesota Portfolios. Specifically, call protection increased by more than two years in the National Portfolio and by one year in the Minnesota Portfolio. In so doing, performance in these two portfolios was enhanced, while interest rates declined. To limit taxable gains, transactions in the New York Portfolio were few.

RISK/RETURN PROFILES CONTINUE TO IMPROVE

Durations of the National and Minnesota Portfolios were reduced when market sentiment shifted in the first and second quarters, though not quickly enough to prevent modest underperformance in comparison to their respective peer groups. Since March 1996, municipal yields have fluctuated within a 35 basis point range. (One basis point represents 0.01 percent of yield, the smallest measure used to quote bond performance.) During August and September, some of the bonds purchased in late 1995 and early 1996 were sold and replaced with bonds having comparable performance characteristics and higher yields.

Looking forward, we will continue to improve the risk and return profiles of the portfolios. Special attention will be given to credit quality, call protection and other aspects of bond structure, as we seek to enhance portfolio performance.

WE APPRECIATE YOUR INVESTMENT

Today's economic and investment climates remain ever-changing, and we appreciate your trust in us as we manage these portfolios for you. If you have any questions, please call us or your investment professional.

Sincerely,

            [SIGNATURE]                                           [SIGNATURE]
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President

October 17, 1996

*An important concept in managing fixed income securities, duration is the measure of a bond fund's sensitivity to interest rate changes. Traditionally measured in years, higher durations mean potentially greater fluctuations in bond values, just as lower durations typically mean less volatility.

COMPOSITION BY INDUSTRY AS OF 9/30/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligation                 36.1%
Health Care/Services               10.5%
Utilities - Electric                7.7%
Utilities - Water and Sewer        10.7%
Utilities - Gas                     1.1%
Refunded with U.S. Gov't           11.0%
Transportation                     10.7%
Cash Equivalents/Receivables        3.2%
Housing                             3.7%
Pollution control                   1.2%
Higher Education                    2.1%
Industrial                          0.8%
Miscellaneous                       1.2%

NATIONAL PORTFOLIO

VALUE OF $10,000 INVESTED JUNE 2, 1986

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 NATIONAL PORTFOLIO CLASS E
AVERAGE ANNUAL TOTAL RETURN
                                                                                SINCE
                                            1 Year       5 Year    10 Year   June 2, 1986@
Class E*                                    +0.93%       +5.95%     +6.75%          +6.86%
Class E**                                   +5.69%       +6.93%     +7.24%          +7.34%
                                   Lehman Brothers  Tax-Free --
                                Muni Bond Index***     National
06/02/86                                    10,000        9,525
87                                          10,638        9,810
88                                          10,694       11,025
89                                          12,082       11,941
90                                          13,131       12,460
91                                          14,023       14,205
92                                          15,872       15,619
93                                          17,531       17,749
94                                          19,765       17,193
95                                          19,290       18,737
96                                          22,771       19,765

                        Annual period ended September 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.
  @  Date shares were first offered to the public.

TOP TEN HOLDINGS AS OF 9/30/96

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Massachusetts (5.875%) 2010                              3.8%
 2.  New York Triborough Bridge & Tunnel Auth (5.50%)
     2017                                                     3.4%
 3.  Boston, MA (6.00%) 2014                                  3.4%
 4.  North Carolina Eastern Municipal Power (6.50%)
     2018                                                     3.3%
 5.  Metropolitan Transportation Auth, NY (5.75%) 2013        3.2%
 6.  Grapevine-Colleyville TX (5.75%) 2012                    3.0%
 6.  Massachusetts Water Resources (6.25%) 2010               2.7%
 8.  Fulton County Georgia Water & Sewer (6.375%) 2014        2.6%
 9.  Detroit MI Water System (6.50%) 2015                     2.5%
10.  Maricopa County AZ (6.00%) 2008                          2.4%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                        Since
                                           1 Year    Inception+
----------------------------------------------------------------
Class A sharesDiamond                      +5.46%      +10.71%
Class A sharesDiamond Diamond               +.71%       +8.03%
Class B sharesDiamond                      +4.65%       +9.82%
Class B sharesDiamond Diamond              +1.05%       +8.05%
Class C sharesDiamond                      +4.65%       +9.82%
Class C sharesDiamond Diamond              +3.65%       +9.82%
Class H sharesDiamond                      +4.64%       +9.87%
Class H sharesDiamond Diamond              +1.04%       +8.09%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
Diamond Without Sales Charge.
Diamond With Sales Charge. Assumes redemption on September 30, 1996.
Diamond
  +  Since November 14, 1994 -- Date shares were first offered to the public.

COMPOSITION BY INDUSTRY AS OF 9/30/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Health Care/Services               13.2%
Housing                            18.6%
General Obligation                 29.4%
Utilities - Electric               11.8%
Higher Education                    2.0%
Public Facilities                   2.5%
Refunded with U.S. Gov't            7.3%
Miscellaneous                       4.8%
Pollution Control                   6.6%
Cash Equivalents/Receivables        2.8%
Utility - Water & Sewer             1.0%

MINNESOTA PORTFOLIO

VALUE OF $10,000 INVESTED JUNE 2, 1986

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MINNESOTA PORTFOLIO CLASS E
AVERAGE ANNUAL TOTAL RETURN
                                                                                     Since
                                            1 Year       5 Year    10 Year   June 2, 1986@
Class E*                                     +.28%       +5.61%     +6.18%          +6.31%
Class E**                                   +5.01%       +6.58%     +6.67%          +6.78%
                                   Lehman Brothers  Tax-Free --
                                Muni Bond Index***    Minnesota
06/02/86                                    10,000        9,865
87                                          10,638        9,692
88                                          12,082       10,817
89                                          13,131       11,603
90                                          14,023       12,214
91                                          15,872       13,681
92                                          17,531       14,952
93                                          19,765       16,787
94                                          19,290       16,541
95                                          21,448       17,851
96                                          22,771       18,710

                        Annual period ended September 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.
  @  Date shares were first offered to the public.

TOP TEN HOLDINGS AS OF 9/30/96

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Kenyon-Wanamingo (City of), MN Independent School
     District #2172 (5.90%) 2015                              3.8%
 2.  Minneapolis & St. Paul, MN (5.70%) 2016                  3.7%
 3.  Northern MN Municipal Power Agency (5.50%) 2018          3.7%
 4.  Southern MN Municipal Power Agency (5.75%) 2018          3.5%
 5.  Stillwater Independent School District #834, MN
     (5.75%) 2015                                             3.0%
 6.  Brainerd, MN (6.65%) 2017                                3.0%
 7.  St. Louis Park (City of), MN, (7.25%) 2015               2.6%
 8.  Rochester (City of), MN, (6.25%) 2014                    2.5%
 9.  Hutchinson (City of), MN, Independent School
     District #423 (5.75%) 2013                               2.4%
10.  Rochester (City of), MN, Independent School
     District #525 (5.25%) 2014                               2.4%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                        Since
                                           1 Year    Inception+
----------------------------------------------------------------
Class A sharesDiamond                      +4.78%      +9.48%
Class A sharesDiamond Diamond               +.06%      +6.83%
Class B sharesDiamond                      +4.04%      +8.53%
Class B sharesDiamond Diamond               +.44%      +6.73%
Class C sharesDiamond                      +4.00%      +8.61%
Class C sharesDiamond Diamond              +3.00%      +8.61%
Class H sharesDiamond                      +3.93%      +8.63%
Class H sharesDiamond Diamond               +.33%      +6.84%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
Diamond Without Sales Charge.
Diamond With Sales Charge. Assumes redemption on September 30, 1996.
Diamond
  +  Since November 14, 1994 -- Date shares were first offered to the public.

COMPOSITION BY INDUSTRY
AS OF 9/30/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Refunded with U.S. Gov't           32.6%
Housing                            22.9%
Transportation                     13.9%
Health Care/Services                7.6%
Miscellaneous                       7.0%
General Obligations                12.2%
Cash Equivalents/Receivables        3.8%

NEW YORK PORTFOLIO

VALUE OF $10,000 INVESTED NOVEMBER 6, 1987

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 NEW YORK PORTFOLIO CLASS E
AVERAGE ANNUAL TOTAL RETURN
                                                                                Since
                                            1 Year       5 Year     November 6, 1987@
Class E*                                     -.52%       +5.59%                +6.89%
Class E**                                   +4.16%       +6.57%                +7.45%
                                   Lehman Brothers  Tax-Free --
                                Muni Bond Index***     New York
11/06/87                                    10,000        9,550
88                                          11,258       10,413
89                                          12,235       11,371
90                                          13,067       11,887
91                                          14,790       13,385
92                                          16,336       14,893
93                                          18,418       16,662
94                                          17,974       16,458
95                                          19,986       17,627
96                                          21,219       18,221

                        Annual Period ended September 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  @  Date shares were first offered to the public
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP TEN HOLDINGS AS OF 9/30/96

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  New York State Dorm Auth (7.50%) 2011                    8.1%
 2.  New York City, NY (8.25%) 2017                           7.3%
 3.  New York State Dorm Auth (7.80%) 2005                    7.0%
 4.  New York State Urban Development Corp (7.375%)
     2018                                                     6.2%
 5.  New York Local Government Assistance Corp (7.50%)
     2020                                                     6.2%
 6.  New York State Med Care (7.45%) 2029                     6.0%
 7.  Albany County New York, (5.60%) 2016                     5.0%
 8.  New York Triborough Bridge & Tunnel Auth (8.125%)
     2012                                                     4.8%
 9.  New York State Med Care (6.375%) 2029                    4.7%
10.  New York State Thruway Auth (6.25%) 2014                 4.6%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                        Since
                                           1 Year     Inception+
-----------------------------------------------------------------
Class A sharesDiamond                      +3.94%       +7.65%
Class A sharesDiamond Diamond               -.74%       +5.05%
Class B sharesDiamond                      +3.14%       +6.67%
Class B sharesDiamond Diamond               -.46%       +4.84%
Class C sharesDiamond                      +3.14%       +3.99%++
Class C sharesDiamond Diamond              +2.14%       +3.99%++
Class H sharesDiamond                      +3.24%       +3.18%+++
Class H sharesDiamond Diamond               -.36%        +.50%+++

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
Diamond Without Sales Charge.
Diamond With Sales Charge. Assumes redemption on September 30, 1996.
Diamond
  +  Since November 14, 1994 - Date shares were first offered to the public.
 ++  Since April 26, 1995 - Date of first investment.
+++  Since May 31, 1995 - Date of first investment.

FORTIS TAX-FREE PORTFOLIOS
NATIONAL PORTFOLIO
Schedule of Investments
September 30, 1996

MUNICIPAL BONDS-98.47%

--------------------------------------------------------------------------------
                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 ARIZONA-2.36%
   $1,700,000    Maricopa County AZ, 6.00% School Dist #001
                   Phoenix MBIA Insured 7-1-2008..............          AAA     $ 1,780,288     $ 1,810,619
                                                                                ------------    ------------
                 CALIFORNIA-4.76%
    1,000,000    California State, 5.75% General Obligation
                   11-1-2012..................................           A+       1,048,217       1,026,410
    4,000,000    Southern California Public Power, 6.36% Zero
                   Coupon Bond 7-1-2013 (d)...................           A+       1,401,542       1,512,560
    2,750,000    Sulphur Springs (City of) CA, 7.00% Zero
                   Coupon General Obligation Ser A MBIA
                   Insured 9-1-2012 (d).......................          AAA         919,862       1,108,442
                                                                                ------------    ------------
                                                                                  3,369,621       3,647,412
                                                                                ------------    ------------
                 CONNECTICUT-4.16%
    1,500,000    Connecticut State, 6.00% General Obligation
                   Ser E 3-15-2012............................          AA-       1,617,997       1,583,790
    1,500,000    Connecticut State, 6.125% Special Tax
                   Obligation Rev Transportation
                   Infrastructure Ser B Noncall Sinking Fund
                   9-1-2012...................................          AA-       1,580,531       1,608,420
                                                                                ------------    ------------
                                                                                  3,198,528       3,192,210
                                                                                ------------    ------------
                 DISTRICT OF COLUMBIA-3.92%
    1,250,000    District of Columbia, 7.50% General
                   Obligation Ser1990B FSA Insured 6-1-2010
                   (Refunded 6-1-2000 @ 102)..................          AAA       1,235,938       1,394,862
    1,500,000    Georgetown University, 8.25% District of
                   Columbia Bond 4-1-2018 (Crossover Refunded
                   10-1-2001 @ 103)...........................           A+       1,550,161       1,610,970
                                                                                ------------    ------------
                                                                                  2,786,099       3,005,832
                                                                                ------------    ------------
                 FLORIDA-2.29%
      500,000    Florida (State of), 7.50% Mid-Bay Bridge Auth
                   Ser 1991A 10-1-2017 (Crossover Refunded
                   10-1-2001 @ 103)...........................          N/R         474,187         541,145
      500,000    Leesburg (City of) FL, 7.50% Capital
                   Improvement Hosp Rev Bond (Leesburg
                   Regional Med Ctr) Ser 1991A 7-1-2021
                   (Refunded 7-1-2002 @ 102)..................           A-         488,538         576,910
      600,000    Tampa (City of) FL, 8.25% Cap Improvement
                   Program Rev Bond Ser A 10-1-2018...........           AA         598,908         639,672
                                                                                ------------    ------------
                                                                                  1,561,633       1,757,727
                                                                                ------------    ------------
                 GEORGIA-4.00%
    1,800,000    Fulton County Georgia Water & Sewer, 6.375%
                   Ref Bond FGIC Insured 1-1-2014.............          AAA       1,785,248       1,984,500
    1,000,000    Municipal Electric Auth of Georgia, 6.50% 5th
                   Crossover Ser Proj 1 1-1-2017..............            A         992,784       1,082,660
                                                                                ------------    ------------
                                                                                  2,778,032       3,067,160
                                                                                ------------    ------------
                 ILLINOIS-4.62%
      500,000    Channahon Park IL District, 7.50% General
                   Obligation 1-1-2011........................          N/R         499,375         561,220
      750,000    Chicago Gas Supply, 7.50% Rev for Peoples Gas
                   Ser B 3-1-2015.............................          AA-         759,461         816,735
    1,000,000    Illinois Dev Fin Auth, 7.375% Power Co Proj
                   Ser 1991-A 7-1-2021........................          BBB         992,591       1,106,420
    1,000,000    Illinois Housing Dev Auth, 7.55% Multi-family
                   Housing Ser 1990A 7-1-2014.................           A+         987,575       1,060,350
                                                                                ------------    ------------
                                                                                  3,239,002       3,544,725
                                                                                ------------    ------------
                 INDIANA-3.49%
    1,200,000    Indiana Bond Bank, 8.50% Special Loan Program
                   Ser B 2-1-2018.............................            A       1,212,656       1,286,664
    1,250,000    Indianapolis (City of) IN Local Public
                   Improvement Bond Bank, 7.40% Ser 1990A
                   1-1-2020 (Refunded 7-1-2000 @ 102).........         Aaa*       1,247,290       1,393,087
                                                                                ------------    ------------
                                                                                  2,459,946       2,679,751
                                                                                ------------    ------------
                 KENTUCKY-1.44%
    1,000,000    Louisville & Jefferson County KY, 6.75% Metro
                   Sewer Dist Rev Bond Ser A AMBAC Insured
                   5-15-2019..................................          AAA         996,310       1,107,020
                                                                                ------------    ------------
                 MAINE-2.13%
    1,500,000    Regional Waste Sys, Inc. of ME, 7.95% Ser A-C
                   7-1-2010...................................           AA       1,510,109       1,637,655
                                                                                ------------    ------------
                 MASSACHUSETTS-10.64%
    2,500,000    Boston (City of) MA, 6.00% General Obligation
                   AMBAC Insured 8-1-2014.....................          AAA       2,493,960       2,574,625
      500,000    Boston City Hospital MA, 7.625% Rev Bond Ser
                   A 2-15-2021 (Refunded 8-15-2000 @102)......         Aaa*         496,410         562,040
    2,000,000    Massachusetts Water Resources, 6.25% Gen Rev
                   Ref Bond Ser 1992B 11-1-2010...............            A       1,979,518       2,092,760
    2,850,000    Massachusetts, 5.875% General Obligation Ser
                   B FGIC Insured 8-1-2010....................          AAA       2,825,835       2,934,474
                                                                                ------------    ------------
                                                                                  7,795,723       8,163,899
                                                                                ------------    ------------

FORTIS TAX-FREE PORTFOLIOS
NATIONAL PORTFOLIO (CONTINUED)
Schedule of Investments
September 30, 1996

MUNICIPAL BONDS-CONTINUED
--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 MICHIGAN-5.58%
   $1,750,000    Detroit MI Water System, 6.50% Rev Bond
                   7-1-2015...................................          AAA     $ 1,873,995     $ 1,933,382
    1,000,000    Lake Orion MI, 5.50% School District Ref
                   Bonds UT100 AMBAC Insured Q-SBLF
                   5-1-2020...................................          AAA         944,469         971,650
    1,350,000    Lincoln Park MI, 5.85% School District Ref
                   Bond FGIC Q-SBLF 5-1-2015..................          AAA       1,346,846       1,371,506
                                                                                ------------    ------------
                                                                                  4,165,310       4,276,538
                                                                                ------------    ------------
                 MINNESOTA-6.34%
    1,140,000    Fergus Falls (City of) MN, 6.50% Health Care
                   Facility (Lake Regional Hospital) Ser A
                   9-1-2018...................................         BBB+       1,133,588       1,151,662
    2,000,000    Minneapolis (City of) MN, 5.75% General
                   Obligation Zero Coupon Bond Ser 1993A
                   12-1-2013 (d)..............................          AAA         770,566         760,720
      670,000    Minneapolis (City of) MN, 7.00% Health Care
                   Fac Rev (St Olaf Residence) Ser 1993
                   10-1-2012..................................          N/R         670,000         696,398
    1,475,000    Minnetonka MN, 5.70% Indpt School Dist No 276
                   General Obligation 2-1-2011................         Aa1*       1,475,000       1,498,276
      690,000    St. Anthony (City of) MN, 6.75% Housing Dev
                   Rev Ref Bond 7-1-2007......................           AA         690,000         758,945
                                                                                ------------    ------------
                                                                                  4,739,154       4,866,001
                                                                                ------------    ------------
                 MISSOURI-1.73%
    1,250,000    Missouri State Health & Educ, 7.70% Still
                   Regional Med Ctr 2-1-2013..................          BBB       1,296,507       1,328,688
                                                                                ------------    ------------
                 NEVADA-1.42%
    1,000,000    Washoe County Nevada Hosp, 7.60% (Washoe Med
                   Ctr) Rev Bond Ser 1989A 6-1-2019...........            A         971,310       1,090,060
                                                                                ------------    ------------
                 NEW JERSEY-1.40%
    1,000,000    New Jersey State Highway Auth, 6.20% Garden
                   State Pkwy Gen Rev Bond Sr Parking Bonds
                   1-1-2010...................................          AA-       1,079,854       1,071,990
                                                                                ------------    ------------
                 NEW YORK-13.33%
    2,465,000    Metropolitan Transportation Authority NY
                   Commuter Facilities, 5.75% Ser O
                   7-1-2013...................................          BBB       2,389,546       2,430,884
    1,100,000    New York City, 5.875% General Obligation Ser
                   A 8-1-2003.................................         BBB+       1,095,370       1,116,269
    1,000,000    New York City, 8.25% General Obligation Ser B
                   6-1-2005...................................         BBB+         989,855       1,157,430
      730,000    New York State Med Care, 7.50% Mental Health
                   Ser A 2-15-2021 (Refunded 2-15-2001 @
                   102).......................................          AAA         702,681         824,009
    1,000,000    New York State, 6.00% Dorm Auth Revs Cons
                   City Univ System 2nd Gen A 7-1-2020........          BBB       1,019,048       1,004,940
    1,000,000    New York State, 7.75% UDC Correctional Fac
                   Ser 1 1-1-2014 (Refunded 1-1-2000 @ 102)...         Aaa*         960,628       1,116,140
    2,600,000    New York Triborough Bridge and Tunnel Auth,
                   5.50% General Purpose Ser Y 1-1-2017.......           A+       2,493,141       2,577,822
                                                                                ------------    ------------
                                                                                  9,650,269      10,227,494
                                                                                ------------    ------------
                 NORTH CAROLINA-4.82%
    2,300,000    North Carolina Eastern Municipal Power Sys
                   Rev, 6.50% Ser A 1-1-2018 (Escrowed to
                   Maturity)..................................          AAA       2,540,678       2,544,720
    1,255,000    North Carolina Municipal Power Agency No 1,
                   5.00% Catawba Elec Rev Bond 1-1-2020.......           A-       1,173,140       1,150,484
                                                                                ------------    ------------
                                                                                  3,713,818       3,695,204
                                                                                ------------    ------------
                 NORTH DAKOTA-1.57%
    1,100,000    Ward County ND, 7.50% Health Care Fac Ser
                   1991B 7-1-2011.............................         BBB+       1,129,102       1,202,938
                                                                                ------------    ------------
                 OHIO-1.16%
      750,000    Cleveland (City of) OH Parking Fac, 8.10%
                   Improvement Rev Bond 9-15-2022.............          N/R         760,060         886,935
                                                                                ------------    ------------
                 PENNSYLVANIA-2.26%
      750,000    Clarion County PA Hosp Auth, 8.50% Clarion
                   Hosp Proj Rev Bond 7-1-2021................         BBB-         733,670         808,125
      890,000    Delaware County PA, 8.10% IDA Rev Res Recov
                   Ser A LOC Security Pacific: Proj Guar by
                   Westinghouse 12-1-2013.....................          AA-         931,497         925,235
                                                                                ------------    ------------
                                                                                  1,665,167       1,733,360
                                                                                ------------    ------------
                 PUERTO RICO-3.02%
    1,250,000    Puerto Rico, 6.25% Commonwealth Aqueduct &
                   Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....            A       1,343,094       1,340,263
      900,000    Puerto Rico, 6.25% Public Building Auth Rev
                   GTD Gov't Facilities Ser A AMBAC Insured
                   7-1-2009...................................          AAA       1,007,793         978,444
                                                                                ------------    ------------
                                                                                  2,350,887       2,318,707
                                                                                ------------    ------------

--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 SOUTH CAROLINA-1.52%
   $1,175,000    Greenville S.C. Hosp, 5.75% Fac Rev Ser A
                   5-1-2014...................................          AA-     $ 1,164,751     $ 1,168,502
                                                                                ------------    ------------
                 TENNESSEE-1.44%
    1,000,000    Metro Govt of Nashville & Davidson County
                   Tenn, 6.50% Water & Sewer Ref Bond
                   1-1-2010...................................          AAA       1,093,173       1,105,060
                                                                                ------------    ------------
                 TEXAS-3.01%
    2,250,000    Grapevine-Colleyville TX, 5.75% Independent
                   School District PSF Rev Ref Bond
                   8-15-2012..................................          AAA       2,285,048       2,306,498
                                                                                ------------    ------------
                 VIRGINIA-2.05%
    1,500,000    Virginia State Public School Auth, 6.20% Ser
                   A 8-1-2014.................................           AA       1,491,812       1,569,525
                                                                                ------------    ------------
                 WASHINGTON-2.89%
    1,000,000    Washington Public Power Supply Sys, 7.00%
                   Nuclear Proj 2 Ref Rev Bond Ser 1990B
                   7-1-2012...................................          AA-         957,644       1,100,810
    1,000,000    Washington Public Power Supply Sys, 7.625%
                   Proj 2 Rec Bond Ser 1990A 7-1-2008
                   (Refunded 7-1-2000 @ 102)..................          AAA         986,875       1,118,830
                                                                                ------------    ------------
                                                                                  1,944,519       2,219,640
                                                                                ------------    ------------
                 WISCONSIN-1.12%
      750,000    Wisconsin Health & Educ Fac Auth, 8.50% Rev
                   Bond Ser 1990 (Franciscan Health Sys)
                   3-1-2020 (Refunded 3-1-2000 @ 102).........         Aaa*         750,000         855,398
                                                                                ------------    ------------
                 TOTAL MUNICIPAL BONDS........................                  $71,726,032     $75,536,548
                                                                                ------------    ------------
                                                                                ------------    ------------

SHORT-TERM INVESTMENTS-0.22%

--------------------------------------------------------------------------------
   Principal                                                      Market
    Amount                                                      Value (b)
   ---------                                                   ------------
               INVESTMENT COMPANY-0.22%
   $171,198    Federated Tax-Free Obligation Fund, Current
                 Rate -- 3.62%..............................   $   171,198
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $71,897,230) (a)...........................   $75,707,746
                                                               ------------
                                                               ------------

 (a) At September 30, 1996, the cost of securities for federal income tax purposes was $71,897,230 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 3,962,292
          Unrealized depreciation...........................     (151,776)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $ 3,810,516
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the original issue discount yields on the date of acquisition.
  * Moody's Rating.

FORTIS TAX-FREE PORTFOLIOS INC.
MINNESOTA PORTFOLIO
Schedule of Investments
September 30, 1996

MUNICIPAL BONDS-97.20%

--------------------------------------------------------------------------------
                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 GENERAL OBLIGATIONS-29.45%
   $1,200,000    Centennial Independent School District #012,
                   5.625% Ser A 2-1-2016......................         Aa1*     $ 1,186,660     $ 1,201,896
      450,000    Eagan (City of), MN, 7.25% General Obligation
                   Water Rev Sys Bond Ser 1990A 12-1-2008
                   (Crossover Refunded 12-1-1999 @ 100).......          AA-         445,500         486,410
    1,000,000    Eden Prairie (City of), MN Independent School
                   District #272, 5.125% General Obligation
                   State Enhancement Program 2-1-2013.........         Aa1*         988,136         950,640
      500,000    Edina (City of) MN, 7.30% General Obligation
                   2-1-2008 (Crossover Refunded 2-1-1998 @
                   100).......................................          A1*         501,975         520,160
    1,275,000    Hutchinson (City of), MN Independent School
                   District #423, 5.75% MN School District
                   Credit Enhancement Program 2-1-2013........         Aa1*       1,265,002       1,285,455
    1,100,000    Hutchinson (City of), MN, Independent School
                   District #423, 5.75% General Obligation
                   State Enhancement Program 2-1-2016.........         Aa1*       1,093,574       1,106,270
    2,020,000    Kenyon-Wanamingo (City of), MN Independent
                   School District #2172, 5.90% General
                   Obligation MBIA Insured 2-1-2015...........          AAA       2,008,691       2,044,987
    1,225,000    Minnetonka (City of), MN Independent School
                   District #276, 5.70% General Obligation Ser
                   B 2-1-2013.................................         Aa1*       1,212,140       1,238,144
      750,000    Puerto Rico, 6.25% Commonwealth Aqueduct &
                   Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....            A         805,857         804,158
      900,000    Puerto Rico, 6.25% Public Building Auth Rev
                   GTD Gov't Facilities Ser A AMBAC Insured
                   7-1-2009...................................          AAA       1,007,793         978,444
    1,310,000    Rochester (City of), MN Independent School
                   District #535, 5.25% General Obligation Ser
                   A 2-1-2014.................................           AA       1,288,016       1,273,595
    1,200,000    St. Paul (City of), MN, 5.80% Independent
                   School District #625 Ser B 2-1-2012........           AA       1,191,682       1,219,704
    1,600,000    Stillwater (City of), MN, 5.75% Independent
                   School District #834 MBIA Ins. Sch Dist
                   Enhancement Program 2-1-2015...............          AAA       1,582,056       1,611,440
    1,000,000    Wayzata (City of), MN, 5.95% Independent
                   School District #284-General Obligation
                   Ser 1995B 2-1-2013.........................          AAA       1,000,000       1,022,700
                                                                                ------------    ------------
                                                                                 15,577,082      15,744,003
                                                                                ------------    ------------
                 HEALTH CARE/SERVICES-13.20%
    1,000,000    Duluth (City of), MN, 8.375% EDA Health Care
                   Fac Rev (St. Mary's Med Ctr) Ser 1990
                   2-15-2020 (Refunded 2-15-2000 @ 102).......          AAA       1,020,577       1,135,190
      785,000    Duluth (City of), MN, 9.00% Hospital Fac Rev
                   Bond for St. Luke's Ser 1988 5-1-2018......          AAA         800,191         857,511
      500,000    Minneapolis & St Paul (Cities of), MN, 6.75%
                   HRA Health Care Fac Rev Bond Group Health,
                   Inc. Ser 1992-1 2-1-2013...................           A-         486,654         539,975
    2,000,000    Minneapolis & St. Paul (Cities of), MN, 5.70%
                   HSG & Redev Auth Health Care System
                   Childrens Health Care Ser A FSA Insured
                   8-15-2016..................................          AAA       1,976,313       1,995,140
    1,100,000    Minneapolis & St. Paul (Cities of), MN, 6.75%
                   HRA Health Care System HealthOne Obligated
                   Group MBIA Insured 8-15-2014...............          AAA       1,098,814       1,194,479
    1,275,000    Rochester (City of), MN, 6.25% Health Care
                   Fac Rev Bond Mayo Foundation/Mayo Med Ctr
                   Ser 1992D 11-15-2014.......................          AA+       1,274,860       1,336,034
                                                                                ------------    ------------
                                                                                  6,657,409       7,058,329
                                                                                ------------    ------------
                 HIGHER EDUCATION-1.97%
      460,000    Minnesota Higher Education, 7.625% Mortgage
                   Rev Ser 3F for St. Mary's College 10-1-2016
                   (Refunded 10-1-2001 @ 100).................         BBB-         457,700         518,278
      500,000    Northfield (City of), MN, 8.00% College
                   Facility Rev Bond for St. Olaf College
                   10-1-2018 (Refunded 10-1-1998 @ 100).......          N/R         500,590         534,930
                                                                                ------------    ------------
                                                                                    958,290       1,053,208
                                                                                ------------    ------------
                 HOUSING-18.61%
    1,500,000    Brainerd (City of), MN, 6.65% Rev Ref Bond
                   Ser 1992B, Evangelical Lutheran-Good
                   Samaritan Project FSA Insured 3-1-2017.....          AAA       1,513,982       1,608,015
      290,000    Dakota County, MN, 8.10% HRA Single Family
                   Rev GNMA Backed 3-1-2016...................          AAA         296,930         300,147
      300,000    Eden Prairie (City of), MN, 7.40% Multifamily
                   Housing Ser 1990 FHA Insured 8-1-2025......          AAA         299,957         314,976
      865,000    Eden Prairie (City of), MN, 8.00% Multifamily
                   Housing Ser A FHA Insured 7-1-2026.........          AAA         865,000         932,608
      570,000    Edina (City of), MN, 7.50% Housing Dev Ref
                   Rev Edina Park Plaza Ser 1989A 12-1-2009...          Aa*         569,625         602,541
      500,000    Edina (City of), MN, 7.70% Housing Dev Ref
                   Rev Edina Park Plaza Ser A FHA Insured
                   12-1-2028..................................          Aa*         500,000         526,065
      525,000    Mankato (City of), MN, 8.25% Nursing Home Rev
                   Bond Board of Soc Ministry Mankato Lutheran
                   Ser 1991A 10-1-2021........................          N/R         520,000         561,876
    1,070,000    Minneapolis (City of), MN, 7.10% HRA Mortgage
                   Rev Bond Riverplace Proj Ser A LOC Bank of
                   Tokyo 1-1-2020.............................         Aa2*       1,082,339       1,100,998
      485,000    Minneapolis (City of), MN, 8.25% Health Care
                   Fac Rev Bond Jones-Harrison Residence Ser
                   1991 9-1-2011..............................          N/R         479,122         515,555
      350,000    Minneapolis (City of), MN, 8.25% Rev Bond
                   Trinity Housing Proj Ser 1991 2-1-2018.....          N/R         350,000         358,747

--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
   $  500,000    Minnesota Housing Finance Agency, 6.95%
                   Housing Dev Bond Ser 1992A 8-1-2017........           AA     $   500,000     $   527,195
      200,000    Minnesota Housing Finance Agency, 7.70%
                   Single Family Mortgage Bond Ser C
                   7-1-2014...................................          AA+         201,107         211,270
      440,000    Northfield (City of), MN, 7.00% Health Care
                   Facility Northfield Retirement Center
                   5-1-2015...................................          N/R         436,239         448,026
      735,000    Red Wing (City of), MN, 6.50% Elderly Housing
                   Fac Ref Rev River Region Obligated Group
                   Ser 1993C 9-1-2022.........................         BBB+         730,810         743,070
      500,000    Spring Park (City of), MN, 8.25% Health Care
                   Fac Rev Bond Twin Birch Health Care Ctr
                   8-1-2011...................................          N/R         500,000         539,670
      660,000    Waconia (City of), MN HRA, 6.00% Ref Rev Bond
                   Evangelical Lutheran Good Samaritan Society
                   Ser 1993A 6-1-2014.........................           A-         660,000         658,508
                                                                                ------------    ------------
                                                                                  9,505,111       9,949,267
                                                                                ------------    ------------
                 MISCELLANEOUS-4.76%
      450,000    Dakota County, MN, 7.50% HRA Limited Annual
                   Appropriation Tax & Rev Supported Bond Ser
                   1991 1-1-2006..............................         BBB+         450,000         472,284
      400,000    Dawson (City of), MN, 7.30% IDR Ref Bond
                   Associated Milk Producers 9-1-2000.........          N/R         396,426         416,792
    1,000,000    Minneapolis (City of), MN, 7.375% CDA Limited
                   Tax Supported Dev Rev Common Bond Fund Ser
                   1995-G3 12-1-2012..........................         BBB+       1,000,000       1,118,990
      500,000    Minneapolis (City of), MN, 8.375% CDA Limited
                   Tax Supported Dev Rev Common Bond Fund Ser
                   1990-6A 6-1-2007...........................         BBB+         497,500         537,365
                                                                                ------------    ------------
                                                                                  2,343,926       2,545,431
                                                                                ------------    ------------
                 POLLUTION CONTROL-6.60%
      650,000    East Grand Forks (City of), MN, 7.75%
                   Pollution Control Rev (American Crystal
                   Sugar) Ser 1991A 4-1-2018..................         BBB+         650,498         695,097
    1,200,000    Minnesota Public Fac Auth, 5.40% Water
                   Pollution Control Bond Ser B 3-1-2015......          AAA       1,179,345       1,182,060
    1,000,000    Minnesota Public Fac Auth, 6.65% Zero Coupon
                   WaterPollution Rev Bond Ser 1992A 3-1-2007
                   (d)........................................          AAA         505,973         551,260
    1,000,000    Minnesota Public Fac Auth, 7.10% Water
                   Pollution Rev Bond Ser 1990A 3-1-2012......          AAA         978,768       1,098,680
                                                                                ------------    ------------
                                                                                  3,314,584       3,527,097
                                                                                ------------    ------------
                 PUBLIC FACILITES-2.46%
      400,000    Duluth (City of), MN, 6.75% Gross Rev
                   Recreation Fac Bond Spirit Mountain Ser
                   1992 2-1-2007..............................          N/R         400,000         410,496
      325,000    Moorhead (City of), MN, 7.75% Golf Course Rev
                   Bond Ser 1992A 12-1-2015...................          N/R         325,000         363,204
      500,000    St. Paul (City of), MN, 6.45% HRA Parking Rev
                   Bond Ser 1992A 8-1-2007 (Refunded 8-1-2000
                   @ 102).....................................           A-         500,000         540,185
                                                                                ------------    ------------
                                                                                  1,225,000       1,313,885
                                                                                ------------    ------------
                 REFUNDED WITH U.S. GOVERNMENT SECURITIES-7.34%
      400,000    Minneapolis (City of), MN, 8.00% HRA St. Paul
                   HealthOne Ser 1990B 8-15-2014 (Prefunded
                   8-15-2000 @ 102)...........................          AAA         411,954         454,444
    1,100,000    Minneapolis (City of), MN, 9.125% Hospital
                   Fac Ref Rev Bond Ser B 12-1-2014 (Refunded
                   12-1-1997 @ 102)...........................          AAA       1,182,583       1,185,569
    1,275,000    St. Louis Park (City of), MN, 7.25% Hospital
                   Fac Rev Methodist Ser 1990C AMBAC Insured
                   7-1-2015 (Refunded 7-1-2000 @ 102).........          AAA       1,261,899       1,412,547
      765,000    St. Louis Park (City of), MN, 8.50% Health
                   Care Fac (Park Nicollet Med Ctr) Ser A
                   1-1-2011 (Refunded 1-1-2001 @ 100).........         Aaa*         770,192         875,787
                                                                                ------------    ------------
                                                                                  3,626,628       3,928,347
                                                                                ------------    ------------
                 UTILITIES-ELECTRIC-11.80%
    2,000,000    Northern MN Municipal Power Agency, 5.50%
                   ElectricSys Rev Bond Ser B AMBAC Insured
                   1-1-2018...................................          AAA       1,933,104       1,960,540
    1,295,000    Northern MN Municipal Power Agency, 7.102%
                   Zero Coupon Elec Sys Rev Ref Ser A AMBAC
                   Primary Insured 1-1-2011 (d)...............          AAA         489,909         587,749
    1,000,000    Southern MN Municipal Power Agency, 5.00%
                   Power Supply Sys Rev Bond Ser 1993A
                   1-1-2012...................................           A+         950,857         926,330
    1,870,000    Southern MN Municipal Power Agency, 5.75%
                   Power Supply Sys Rev 1-1-2018..............           A+       1,813,127       1,847,223
    1,000,000    Western MN Municipal Power Agency, 5.50% Ref.
                   Ser A AMBAC Insured 1-1-2013...............          AAA         991,430         987,230
                                                                                ------------    ------------
                                                                                  6,178,427       6,309,072
                                                                                ------------    ------------
                 UTILITIES-WATER AND SEWER-1.01%
      500,000    St. Paul (City of), MN, 8.00% Sewer Rev Bond
                   Ser 1988A 12-1-2008 (Crossover Refunded
                   12-1-1998 @ 101)...........................          BBB         500,000         539,095
                                                                                ------------    ------------
                 TOTAL MUNICIPAL BONDS........................                  $49,886,457     $51,967,734
                                                                                ------------    ------------
                                                                                ------------    ------------

FORTIS TAX-FREE PORTFOLIOS INC.
MINNESOTA PORTFOLIO (CONTINUED)
Schedule of Investments
September 30, 1996

SHORT-TERM INVESTMENTS-1.48%

--------------------------------------------------------------------------------
   Principal                                                      Market
    Amount                                                      Value (b)
   ---------                                                   ------------
               INVESTMENT COMPANY-1.48%
   $792,919    Federated Minnesota Municipal Cash Trust,
                 Current rate -- 3.79%......................   $   792,919
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $50,679,376) (a)...........................   $52,760,653
                                                               ------------
                                                               ------------

 (a) At September 30, 1996, the cost of securities for federal income tax purposes was $50,680,049 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 2,209,529
          Unrealized depreciation...........................     (128,925)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $ 2,080,604
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the original issue discount yields on the date of acquisition.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS INC.
NEW YORK PORTFOLIO
Schedule of Investments
September 30, 1996

MUNICIPAL BONDS-96.17%

--------------------------------------------------------------------------------
                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                         Market
    Amount                                                     (Unaudited)     Cost (a)       Value (b)
   ---------                                                  -------------   -----------    ------------
               GENERAL OBLIGATIONS-12.17%
   $550,000    Albany County New York, 5.60% Public Impt
                 General Obligation Ser B 3-15-2016.........          AAA     $  540,407     $   550,429
    300,000    New York City, 5.875% General Obligation Ser
                 A 8-1-2003.................................         BBB+        298,737         304,437
    250,000    North Hempstead (Town of) NY, 7.25% Public
                 Improvement Bond FGIC Insured Ser A
                 Unlimited Tax 4-1-2012 (Refunded 4-1-1999 @
                 102).......................................          AAA        249,375         271,942
    200,000    Puerto Rico, 6.25% Public Building Auth Rev
                 GTD Gov't Facilities Ser A AMBAC Insured
                 7-1-2009...................................          AAA        223,954         217,432
                                                                              -----------    ------------
                                                                               1,312,473       1,344,240
                                                                              -----------    ------------
               HEALTH CARE/SERVICES-7.59%
    305,000    New York State Med Care Fac Fin
                 Agency -- Mental Health, 7.70% Rev Bond
                 2-15-2018..................................         BBB+        315,054         323,291
    500,000    New York State Med Care Fac Fin Agency,
                 6.375% Mt.Sinai Hospital & Nursing Home Rev
                 Ref Mtg C FHA Insured 8-15-2029............          AAA        497,192         515,380
                                                                              -----------    ------------
                                                                                 812,246         838,671
                                                                              -----------    ------------
               HOUSING-22.94%
    410,000    New York State Mtg Agency, 7.85% Rev
                 Homeowner Mtg Ser BB-2 10-1-2008...........          Aa*        409,133         428,643
    770,000    New York State, 7.50% Dorm Auth Rev Ref State
                 Univ Educ Fac Ser B 5-15-2011..............         BBB+        784,111         900,315
    716,000    New York State, 7.80% Dorm Auth Rev Bond
                 Insd-Pooled Cap Prog, FGIC Insured
                 12-1-2005 (Partially Refunded 12-1-1998
                 @102)......................................          AAA        725,228         775,500
    400,000    New York State, 8.125% Dorm Auth City Univ
                 Ref Bond Ser A 7-1-2007....................          BBB        401,556         430,828
                                                                              -----------    ------------
                                                                               2,320,028       2,535,286
                                                                              -----------    ------------
               MISCELLANEOUS-6.99%
    250,000    New York (City of) Municipal Assistance
                 Corp., 7.625% Ser 67 Bond (Pub Benefit
                 Corp., of the State of NY) 7-1-2008........          AA-        252,471         273,663
    500,000    United Nations Development Corp., of NY,
                 6.00% Rev Ref Sr Lien Ser 1992A 7-1-2012...            A        484,445         498,435
                                                                              -----------    ------------
                                                                                 736,916         772,098
                                                                              -----------    ------------
               REFUNDED WITH U.S. GOVERNMENT SECURITIES-32.62%
    290,000    Babylon (Town of) NY, 8.10% Industrial Dev
                 Agency Res Recov Rev Bond Ser 1985C (Ogden
                 Martin Systems, Inc.) 1-1-2000 (Refunded
                 7-1-1998 @ 103)............................         Aaa*        289,825         317,599
    405,000    Babylon (Town of) NY, 8.50% Industrial Dev
                 Agency Res Recov Rev Bond Ser 1985C (Ogden
                 Martin Systems, Inc.) 1-1-2019 (Refunded
                 7-1-1998 @ 103)............................         Aaa*        420,225         446,257
    690,000    New York City, 8.25% General Obligation Ser
                 1991F 11-15-2017 (Refunded 11-15-2001 @
                 101.5).....................................         BBB+        673,416         810,929
    600,000    New York Local Goverment Assistance Corp.,
                 7.50% Ser 1991B Bond 4-1-2020 (Refunded
                 4-1-2001 @ 102)............................          AAA        599,375         680,082
    600,000    New York State Med Care, 7.45% (St. Luke's
                 Hosp) FHA and Secondary MBIA Insured Ser B
                 2-15-2029 (Refunded 2-15-2000 @ 102).......          AAA        598,500         665,334
    600,000    New York State Urban Development Corp.,
                 7.375% Rev Correctional Cap Fac FSA Insured
                 Ser 3 1-1-2018 (Refunded 1-1-2002 @102)....          Aaa        595,918         684,186
                                                                              -----------    ------------
                                                                               3,177,259       3,604,387
                                                                              -----------    ------------
               TRANSPORTATION-13.86%
    500,000    Metropolitan Transportation Authority NY
                 Commuter Facilities, 5.75% Ser O
                 7-1-2013...................................          BBB        484,179         493,080
    500,000    New York State Thruway Auth, 6.25% Loc Hwy &
                 Bridge Svc Contract Ser 1995 4-1-2014......          BBB        490,000         504,595
    500,000    New York Triborough Bridge and Tunnel Auth,
                 8.125% General Purpose Rev Ref Bond Ser L
                 1-1-2012...................................           A+        501,780         533,405
                                                                              -----------    ------------
                                                                               1,475,959       1,531,080
                                                                              -----------    ------------
               TOTAL MUNICIPAL BONDS........................                  $9,834,881     $10,625,762
                                                                              -----------    ------------
                                                                              -----------    ------------

FORTIS TAX-FREE PORTFOLIOS INC.
NEW YORK PORTFOLIO (CONTINUED)
Schedule of Investments
September 30, 1996

SHORT-TERM INVESTMENTS-1.98%

--------------------------------------------------------------------------------
   Principal                                                      Market
    Amount                                                      Value (b)
   ---------                                                   ------------
               INVESTMENT COMPANY-1.98%
   $219,303    Federated Tax-Free Obligation Fund, Current
                 Rate -- 3.61%..............................   $   219,303
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $10,054,184) (a)...........................   $10,845,065
                                                               ------------
                                                               ------------

 (a) At September 30, 1996, the cost of securities for federal income tax purposes was $10,054,184 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 797,403
          Unrealized depreciation...........................     (6,522)
          -------------------------------------------------------------
          Net unrealized appreciation.......................  $ 790,881
          -------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Assets and Liabilities

September 30, 1996

--------------------------------------------------------------------------------
                                            NATIONAL        MINNESOTA       NEW YORK
                                            PORTFOLIO       PORTFOLIO       PORTFOLIO
                                          -------------   -------------   -------------
ASSETS:
  Investments in securities, as detailed
    in the accompanying schedules, at
    market (cost $71,897,230;
    $50,679,376; and $10,054,184;
    respectively) (Note 1)..............  $ 75,707,746    $ 52,760,653    $ 10,845,065
  Receivables:
    Investment securities sold..........            --         986,770              --
    Interest and dividends..............     1,120,947         793,065         208,686
    Subscriptions of capital stock......        40,923              --              --
  Deferred registration costs (Note
    1)..................................        19,743          18,366          13,548
  Prepaid expenses......................            --              --           4,040
                                          -------------   -------------   -------------
TOTAL ASSETS............................    76,889,359      54,558,854      11,071,339
                                          -------------   -------------   -------------
LIABILITIES:
  Cash portion of dividends payable.....       108,429          55,929          10,091
  Payable for investment securities
    purchased...........................            --         991,430              --
  Redemptions of capital stock..........         9,318           5,566           1,059
  Payable for investment advisory and
    management fees (Note 2)............        47,743          32,163           7,270
  Payable for distribution fees (Note
    2)..................................           739             310              57
  Accounts payable and accrued
    expenses............................        13,342           8,140           4,029
                                          -------------   -------------   -------------
TOTAL LIABILITIES.......................       179,571       1,093,538          22,506
                                          -------------   -------------   -------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share-authorized
    100,000,000,000; 100,000,000,000;
    100,000,000,000 shares;
    respectively........................    73,371,358      51,828,882      10,248,390
  Unrealized appreciation of
    investments.........................     3,810,516       2,081,277         790,881
  Undistributed (excess of distributions
    over) net investment income.........       (26,750)         (8,830)          4,606
  Accumulated net realized gain (loss)
    from sale of investments............      (445,336)       (436,013)          4,956
                                          -------------   -------------   -------------
TOTAL NET ASSETS........................  $ 76,709,788    $ 53,465,316    $ 11,048,833
                                          -------------   -------------   -------------
                                          -------------   -------------   -------------
SHARES OUTSTANDING AND NET ASSET VALUE
  PER SHARE:
Class A shares (based on net assets of
  $6,238,551; $1,822,433; and $104,213;
  respectively and 580,484; 177,675; and
  9,722 shares outstanding;
  respectively).........................        $10.75          $10.26          $10.72
                                          -------------   -------------   -------------
Class B shares (based on net assets of
  $996,745; $1,108,540; and $230,591;
  respectively and 92,840; 108,235; and
  21,570 shares outstanding;
  respectively).........................        $10.74          $10.24          $10.69
                                          -------------   -------------   -------------
Class C shares (based on net assets of
  $222,651; $210,418; and $52,495;
  respectively and 20,737; 20,504; and
  4,907 shares outstanding;
  respectively).........................        $10.74          $10.26          $10.70
                                          -------------   -------------   -------------
Class E shares (based on net assets of
  $65,236,879; $49,262,468; and
  $10,444,360; respectively and
  6,065,625; 4,791,390; and 974,172
  shares outstanding; respectively).....        $10.76          $10.28          $10.72
                                          -------------   -------------   -------------
Class H shares (based on net assets of
  $4,014,962; $1,061,457; and $217,174;
  respectively and 373,466; 103,431; and
  20,307 shares outstanding;
  respectively).........................        $10.75          $10.26          $10.69
                                          -------------   -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Operations

For the Year Ended September 30, 1996

--------------------------------------------------------------------------------
                                            NATIONAL      MINNESOTA      NEW YORK
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO
                                          ------------   ------------   -----------
NET INVESTMENT INCOME:
  Income:
    Interest income.....................  $ 4,647,598    $ 3,420,118    $  755,482
                                          ------------   ------------   -----------
  Expenses:
    Investment advisory and management
     fees (Note 2)......................      581,556        395,618        93,048
    Distribution fees (Class A) (Note
     2).................................        9,570          4,068           176
    Distribution fees (Class B) (Note
     2).................................        7,782          6,588         2,049
    Distribution fees (Class C) (Note
     2).................................        1,905          2,194           518
    Distribution fees (Class H) (Note
     2).................................       29,505          9,495         1,008
    Registration fees (Note 1)..........       46,453         49,101        35,055
    Legal and auditing fees.............       27,206         21,853        12,887
    Shareholders' notices and reports...       17,083          9,522         2,739
    Custodian fees......................        9,997         11,131         3,915
    Directors' fees and expenses........        9,000          6,548         1,911
    Other...............................       16,265         12,309         3,603
                                          ------------   ------------   -----------
  Total expenses........................      756,322        528,427       156,909
    Less reimbursable expenses..........           --             --       (24,580)
                                          ------------   ------------   -----------
  Net Expenses..........................      756,322        528,427       132,329
                                          ------------   ------------   -----------
NET INVESTMENT INCOME...................    3,891,276      2,891,691       623,153
                                          ------------   ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1):
  Net realized gain (loss) from security
    transactions........................      685,982        (66,018)       13,314
  Net change in unrealized depreciation
    of investments......................     (471,072)      (181,219)     (164,569)
                                          ------------   ------------   -----------
NET GAIN (LOSS) ON INVESTMENTS..........      214,910       (247,237)     (151,255)
                                          ------------   ------------   -----------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................  $ 4,106,186    $ 2,644,454    $  471,898
                                          ------------   ------------   -----------
                                          ------------   ------------   -----------

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

NATIONAL PORTFOLIO

--------------------------------------------------------------------------------
                                             FOR THE          FOR THE
                                            YEAR ENDED       YEAR ENDED
                                          SEPTEMBER 30,    SEPTEMBER 30,
                                               1996             1995
                                          --------------   --------------
OPERATIONS:
  Net investment income.................  $    3,891,276   $    4,004,364
  Net realized gain (loss) from security
    transacations.......................         685,982         (592,450)
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................        (471,072)       2,893,045
                                          --------------   --------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................       4,106,186        6,304,959
                                          --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................        (182,138)         (40,810)
    Class B.............................         (32,480)          (8,802)
    Class C.............................          (8,022)          (1,397)
    Class E.............................      (3,534,046)      (4,004,117)
    Class H.............................        (122,710)         (23,755)
  From net realized gains on investments
    Class A.............................              --             (158)
    Class B.............................              --              (39)
    Class C.............................              --               --
    Class E.............................              --          (35,901)
    Class H.............................              --             (111)
                                          --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....      (3,879,396)      (4,115,090)
                                          --------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (449,965 and 174,678
     shares)............................       4,861,712        1,836,979
    Class B (45,495 and 61,707
     shares)............................         489,032          652,193
    Class C (14,245 and 10,282
     shares)............................         153,026          108,826
    Class E (269,334 and 554,163
     shares)............................       2,914,650        5,801,785
    Class H (260,768 and 162,867
     shares)............................       2,813,222        1,720,757
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (11,432 and 2,193 shares)...         122,884           23,365
    Class B (2,485 and 756 shares)......          26,794            8,023
    Class C (684 and 104 shares)........           7,375            1,105
    Class E (214,235 and 255,916
     shares)............................       2,315,910        2,677,589
    Class H (7,642 and 1,187 shares)....          82,355           12,614
  Less cost of repurchase of shares
    Class A (49,683 and 8,101 shares)...        (529,388)         (86,435)
    Class B (17,603 and 0 shares).......        (190,790)              --
    Class C (4,088 and 490 shares)......         (44,079)          (5,246)
    Class E (999,377 and 1,440,336
     shares)............................     (10,775,813)     (14,948,936)
    Class H (58,950 and 48 shares)......        (632,516)            (514)
                                          --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS.................       1,614,374       (2,197,895)
                                          --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
ASSETS..................................       1,841,164           (8,026)
NET ASSETS:
  Beginning of year.....................      74,868,624       74,876,650
                                          --------------   --------------
  End of year (includes excess of
    distributions over net investment
    income of $26,750 and $38,630,
    respectively).......................  $   76,709,788   $   74,868,624
                                          --------------   --------------
                                          --------------   --------------

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

MINNESOTA PORTFOLIO

--------------------------------------------------------------------------------
                                             FOR THE         FOR THE
                                           YEAR ENDED      YEAR ENDED
                                          SEPTEMBER 30,   SEPTEMBER 30,
                                              1996            1995
                                          -------------   -------------
OPERATIONS:
  Net investment income.................  $  2,891,691    $  3,007,735
  Net realized loss from security
    transacations.......................       (66,018)       (208,947)
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................      (181,219)      1,525,922
                                          -------------   -------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................     2,644,454       4,324,710
                                          -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................       (82,763)        (17,812)
    Class B.............................       (27,649)         (3,618)
    Class C.............................        (9,242)         (1,393)
    Class E.............................    (2,719,829)     (3,012,388)
    Class H.............................       (39,824)        (15,259)
                                          -------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....    (2,879,307)     (3,050,470)
                                          -------------   -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (141,525 and 87,978
     shares)............................     1,468,872         892,384
    Class B (91,006 and 17,169
     shares)............................       930,206         173,312
    Class C (12,417 and 13,795
     shares)............................       129,148         140,806
    Class E (183,971 and 236,250
     shares)............................     1,903,947       2,367,394
    Class H (124,931 and 60,955
     shares)............................     1,278,687         614,862
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (5,575 and 665 shares)......        57,472           6,825
    Class B (1,733 and 355 shares)......        17,780           3,618
    Class C (769 and 103 shares)........         7,919           1,058
    Class E (202,818 and 228,148
     shares)............................     2,099,431       2,306,428
    Class H (2,618 and 1,016 shares)....        26,982          10,395
  Less cost of repurchase of shares
    Class A (55,198 and 2,870 shares)...      (568,492)        (28,715)
    Class B (2,025 and 3 shares)........       (20,727)            (25)
    Class C (6,577 and 3 shares)........       (67,864)            (25)
    Class E (692,789 and 781,394
     shares)............................    (7,141,366)     (7,875,096)
    Class H (86,089 and 0 shares).......      (869,654)             --
                                          -------------   -------------
NET DECREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................      (747,659)     (1,386,779)
                                          -------------   -------------
TOTAL DECREASE IN NET ASSETS............      (982,512)       (112,539)
NET ASSETS:
  Beginning of year.....................    54,447,828      54,560,367
                                          -------------   -------------
  End of year (includes excess of
    distributions over net investment
    income of $8,830 and $21,214,
    respectively).......................  $ 53,465,316    $ 54,447,828
                                          -------------   -------------
                                          -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

NEW YORK PORTFOLIO

--------------------------------------------------------------------------------
                                             FOR THE         FOR THE
                                           YEAR ENDED      YEAR ENDED
                                          SEPTEMBER 30,   SEPTEMBER 30,
                                              1996            1995
                                          -------------   -------------
OPERATIONS:
  Net investment income.................  $    623,153    $    704,534
  Net realized gain from security
    transacations.......................        13,314          18,022
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................      (164,569)        158,431
                                          -------------   -------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................       471,898         880,987
                                          -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................        (3,575)           (941)
    Class B.............................        (8,941)         (7,056)
    Class C.............................        (2,249)           (568)
    Class E.............................      (597,909)       (694,432)
    Class H.............................        (4,254)         (1,034)
  From realized gains on investments
    Class A.............................           (70)            (34)
    Class B.............................          (283)           (287)
    Class C.............................           (73)             --
    Class E.............................       (16,521)        (21,816)
    Class H.............................          (113)             --
                                          -------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....      (633,988)       (726,168)
                                          -------------   -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (4,915 and 4,869 shares)....        52,603          51,726
    Class B (2,855 and 17,184 shares)...        30,780         178,351
    Class C (0 and 4,640 shares)........            --          50,125
    Class E (18,463 and 26,693
     shares)............................       200,027         287,441
    Class H (13,492 and 6,604 shares)...       144,851          72,245
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (317 and 86 shares).........         3,419             929
    Class B (852 and 679 shares)........         9,191           7,285
    Class C (216 and 53 shares).........         2,322             571
    Class E (44,282 and 52,417
     shares)............................       479,372         561,495
    Class H (131 and 82 shares).........         1,406             881
  Less cost of repurchase of shares
    Class A (0 and 465 shares)..........            --          (5,003)
    Class B (0 and 0 shares)............            --              --
    Class C (0 and 2 shares)............            --             (25)
    Class E (181,528 and 178,182
     shares)............................    (1,960,805)     (1,909,876)
    Class H (0 and 2 shares)............            --             (25)
                                          -------------   -------------
NET DECREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................    (1,036,834)       (703,880)
                                          -------------   -------------
TOTAL DECREASE IN NET ASSETS............    (1,198,924)       (549,061)
NET ASSETS:
  Beginning of year.....................    12,247,757      12,796,818
                                          -------------   -------------
  End of year (includes undistributed
    (excess of distributions over) net
    investment income of $4,606 and
    ($1,619), respectively).............  $ 11,048,833    $ 12,247,757
                                          -------------   -------------
                                          -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Tax-Free Portfolios, Inc. (the fund) is an open-end management investment company which currently is comprised of three separate investment portfolios and series of capital stock: the National and Minnesota Portfolios, both of which are diversified portfolios, and the New York Portfolio, which is a non-diversified portfolio, each of which has different investment objectives and its own investment portfolio and net asset values. The investment objective of National Portfolio is to seek as high a level of current income exempt from federal income tax as is believed to be consistent with preservation of capital. The investment objective of Minnesota Portfolio is to seek as high a level of current income exempt from federal and Minnesota income tax as is believed to be consistent with preservation of capital. The investment objective of New York Portfolio is to seek as high a level of current income exempt from federal, New York State, and New York City income tax as is believed to be consistent with the preservation of capital.

   The Minnesota and New York Portfolios concentrate their investments in a single state and, therefore, may have more credit risk related to the economic conditions of the respective state than a portfolio with broader geographical diversification.

   The fund offers Class A, Class B, Class C, Class E and Class H shares. The fund began to issue class shares effective November 14, 1994. Class E shares are only available to existing shareholders on November 14, 1994. Class A and E shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the fund are summarized as follows:

   SECURITY VALUATION: Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For financial reporting purposes, the portfolios amortize long-term bond premium and original issue discount.

   For the year ended September 30, 1996, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $41,454,824 and $38,809,617 for National Portfolio; $21,926,224 and
   $22,891,399 for Minnesota Portfolio; and $1,305,200 and $2,384,140 for New York Portfolio; respectively.

   INCOME TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its taxable net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net realized gains may differ for financial statement and tax purposes primarily because of wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

   For federal income tax purposes the National and Minnesota Portfolios had the following capital loss carryovers at September 30, 1996, which, if not offset by subsequent capital gains, will expire in 2002 and 2003 for the National Portfolio, and in 1997, 2002 through 2004 for the Minnesota Portfolio:
   National Portfolio $445,336; Minnesota Portfolio $435,340. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryovers have been offset or expired.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTION: The portfolios declare income distributions daily to be paid on the last business day of each month. The portfolios will make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the portfolio at net asset value on the payable date or paid in cash five business days after month end without any charge to the shareholder.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. (Advisers), is the investment adviser for the fund. Investment advisory fees paid by the Minnesota and New York Portfolios are computed at an annual rate of .8% of the first $50 million in average daily net assets, .7% of the next $50 million in average daily net assets and .625% of average daily net assets in excess of $100 million. The National Portfolio's investment advisory fees are computed at an annual rate of .8% of the first $50 million in average daily net assets, and .7% of average daily net assets in excess of $50 million. The fee percentage for the Minnesota Portfolio is based upon the

--------------------------------------------------------------------------------
   aggregate average net assets of the National and Minnesota Portfolios combined. The fee is then allocated to the Minnesota Portfolio based upon proportionate net assets. The fee percentage for National and New York Portfolio is based upon the average net assets of each portfolio alone.

   In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc. (the fund's principal underwriter) distribution fees equal to .25% (Class A) and 1.00% (Class B, C, and H) of average daily net assets (of the respective classes) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) aggregating:

                                          Class A   Class B  Class C  Class E  Class H
--------------------------------------------------------------------------------------
National Portfolio......................  $112,140  $5,760   $  296   $67,263  $7,725
Minnesota Portfolio.....................  $ 35,543  $  709   $    1   $51,994  $4,151
New York Portfolio......................  $     16  $    0   $    0   $ 6,091  $    0

   Advisers has voluntarily undertaken to limit annual expenses for New York Portfolio (exclusive of interest, taxes, brokerage commissions, 12b-1 fees and non-recurring extraordinary charges and expenses) commencing November 1, 1994 to 1.09% of average daily net assets. During the year ended September 30, 1996, Advisers waived $24,580 of its advisory fee.

   Legal fees and expenses aggregating $8,474, $6,346 and $2,274 for the National, Minnesota, and New York Portfolios, respectively, were paid to a law firm of which the secretary of the fund is a partner.

3. PROPOSED FUND REORGANIZATION: On March 21, 1996, the fund's Board of Directors approved a proposed reorganization by which the New York Portfolio will be combined into the Voyageur New York Tax Free Fund, which is managed by Voyageur Fund Managers, Inc. This reorganization is subject to approval by New York Portfolio shareholders at a special shareholder meeting to be held November 12, 1996.

FORTIS TAX-FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS Selected per share historical data for each of the Portfolios were as follows:

                                                                           Class E
                                           ------------------------------------------------------------------------
                                                                   Three-Month
                                                Year Ended        Period Ended
                                              September 30,       September 30,          Year Ended June 30,
                                           --------------------   -------------    --------------------------------
NATIONAL PORTFOLIO                           1996        1995         1994           1994        1993        1992
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  10.72    $  10.38   $  10.46         $  11.13    $  10.54    $   9.99
                                           --------    --------   -------------    --------    --------    --------
Operations:
  Investment income - net...............        .56         .58        .15              .60         .63         .66
  Net realized and unrealized gain
    (loss) on investments...............        .04         .36       (.09)            (.64)        .59         .55
                                           --------    --------   -------------    --------    --------    --------
Total from operations...................        .60         .94        .06             (.04)       1.22        1.21
                                           --------    --------   -------------    --------    --------    --------
Distributions to shareholders:
  From investment income - net..........       (.56)       (.59)      (.14)            (.59)       (.62)       (.66)
  Excess distributions of net investment
    income..............................         --          --         --               --        (.01)         --
  From net realized gains on
    investments.........................         --        (.01)        --             (.04)         --          --
                                           --------    --------   -------------    --------    --------    --------
Total distributions to shareholders.....       (.56)       (.60)      (.14)            (.63)       (.63)       (.66)
                                           --------    --------   -------------    --------    --------    --------
Net asset value, end of period..........   $  10.76    $  10.72   $  10.38         $  10.46    $  11.13    $  10.54
                                           --------    --------   -------------    --------    --------    --------
Total return @..........................       5.69%       9.30%       .59%            (.49%)     11.99%      12.46%
Net assets end of period (000s
  omitted)..............................   $ 65,237    $ 70,531   $ 74,877         $ 76,746    $ 70,754    $ 54,189
Ratio of expenses to average daily net
  assets................................        .93%       1.03%       .87%*            .87%        .94%        .92%
Ratio of net investment income to
  average daily net assets..............       5.19%       5.54%      5.74%*           5.38%       5.80%       6.40%
Portfolio turnover rate.................         52%         35%        17%              25%         29%         38%

*    Annualized.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

                                                Class A               Class B               Class C               Class H
                                          -------------------   -------------------   -------------------   -------------------
                                                                        Year Ended September 30,
                                          -------------------------------------------------------------------------------------
NATIONAL PORTFOLIO                          1996      1995+       1996      1995+       1996      1995+       1996      1995+
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....  $  10.71   $   9.79   $  10.70   $   9.79   $  10.70   $   9.79   $  10.71   $   9.79
                                          --------   --------   --------   --------   --------   --------   --------   --------
Operations:
  Investment income - net...............       .53        .49        .45        .42        .45        .43        .45        .43
  Net realized and unrealized gain
    (loss) on investments...............       .04        .94        .04        .93        .04        .92        .04        .93
                                          --------   --------   --------   --------   --------   --------   --------   --------
Total from operations...................       .57       1.43        .49       1.35        .49       1.35        .49       1.36
                                          --------   --------   --------   --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........      (.53)      (.50)      (.45)      (.43)      (.45)      (.43)      (.45)      (.43)
  From net realized gains on
    investments.........................        --       (.01)        --       (.01)        --       (.01)        --       (.01)
                                          --------   --------   --------   --------   --------   --------   --------   --------
Total distributions to shareholders.....      (.53)      (.51)      (.45)      (.44)      (.45)      (.44)      (.45)      (.44)
                                          --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, end of period..........  $  10.75   $  10.71   $  10.74   $  10.70   $  10.74   $  10.70   $  10.75   $  10.71
                                          --------   --------   --------   --------   --------   --------   --------   --------
Total return @..........................      5.46%     14.80%      4.65%     13.96%      4.65%     13.95%      4.64%     14.06%
Net assets end of period (000s
  omitted)..............................  $  6,239   $  1,807   $    997   $    668   $    223   $    106   $  4,015   $  1,757
Ratio of expenses to average daily net
  assets................................      1.18%      1.28%*     1.93%      2.03%*     1.93%      2.03%*     1.93%      2.03%*
Ratio of net investment income to
  average daily net assets..............      4.97%      5.03%*     4.20%      4.04%*     4.20%      4.14%*     4.20%      4.24%*
Portfolio turnover rate.................        52%        35%        52%        35%        52%        35%        52%        35%

*    Annualized.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                           Class E
                                           ------------------------------------------------------------------------
                                                                   Three-Month
                                                Year Ended        Period Ended
                                              September 30,       September 30,          Year Ended June 30,
                                           --------------------   -------------    --------------------------------
MINNESOTA PORTFOLIO                          1996        1995         1994           1994        1993        1992
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  10.32    $  10.08   $  10.15         $  10.65    $  10.16    $   9.78
                                           --------    --------   -------------    --------    --------    --------
Operations:
  Investment income - net...............        .55         .57        .15              .59         .61         .64
  Net realized and unrealized gain
    (loss) on investments...............       (.04)        .24       (.08)            (.51)        .49         .38
                                           --------    --------   -------------    --------    --------    --------
Total from operations...................        .51         .81        .07              .08        1.10        1.02
                                           --------    --------   -------------    --------    --------    --------
Distributions to shareholders:
  From investment income - net..........       (.55)       (.57)      (.14)            (.58)       (.61)       (.64)
                                           --------    --------   -------------    --------    --------    --------
Net asset value, end of period..........   $  10.28    $  10.32   $  10.08         $  10.15    $  10.65    $  10.16
                                           --------    --------   -------------    --------    --------    --------
Total return @..........................       5.01%       8.35%       .72%             .64%      11.17%      10.71%
Net assets end of period (000s
  omitted)..............................   $ 49,262    $ 52,603   $ 54,560         $ 54,854    $ 52,271    $ 38,586
Ratio of expenses to average daily net
  assets................................        .93%        .98%       .85%*            .85%        .89%        .90%
Ratio of net investment income to
  average daily net assets..............       5.34%       5.60%      5.69%*           5.51%       5.82%       6.37%
Portfolio turnover rate.................         41%         27%         8%              11%         17%         10%

*    Annualized.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

                                                Class A               Class B               Class C               Class H
                                          -------------------   -------------------   -------------------   -------------------
                                                                        Year Ended September 30,
                                          -------------------------------------------------------------------------------------
MINNESOTA PORTFOLIO                         1996      1995+       1996      1995+       1996      1995+       1996      1995+
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....  $  10.30   $   9.55   $  10.27   $   9.55   $  10.30   $   9.55   $  10.30   $   9.55
                                          --------   --------   --------   --------   --------   --------   --------   --------
Operations:
  Investment income - net...............       .52        .48        .45        .41        .44        .42        .44        .41
  Net realized and unrealized gain
    (loss) on investments...............      (.04)       .76       (.04)       .73       (.04)       .75       (.04)       .76
                                          --------   --------   --------   --------   --------   --------   --------   --------
Total from operations...................       .48       1.24        .41       1.14        .40       1.17        .40       1.17
                                          --------   --------   --------   --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........      (.52)      (.49)      (.44)      (.42)      (.44)      (.42)      (.44)      (.42)
                                          --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, end of period..........  $  10.26   $  10.30   $  10.24   $  10.27   $  10.26   $  10.30   $  10.26   $  10.30
                                          --------   --------   --------   --------   --------   --------   --------   --------
Total return @..........................      4.78%     13.15%      4.04%     12.10%      4.00%     12.31%      3.93%     12.42%
Net assets end of period (000s
  omitted)..............................  $  1,822   $    884   $  1,109   $    180   $    210   $    143   $  1,061   $    638
Ratio of expenses to average daily net
  assets................................      1.18%      1.23%*     1.93%      1.98%*     1.93%      1.98%*     1.93%      1.98%*
Ratio of net investment income to
  average daily net assets..............      5.07%      5.10%*     4.34%      4.37%*     4.31%      4.28%*     4.33%      4.29%*
Portfolio turnover rate.................        41%        27%        41%        27%        41%        27%        41%        27%

*    Annualized.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

FORTIS TAX-FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                           Class E
                                           ------------------------------------------------------------------------
                                                                   Three-Month
                                                Year Ended        Period Ended
                                              September 30,       September 30,          Year Ended June 30,
                                           --------------------   -------------    --------------------------------
NEW YORK PORTFOLIO                           1996        1995         1994           1994        1993        1992
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  10.87    $  10.74   $  10.81         $  11.51    $  11.03    $  10.57
                                           --------    --------   -------------    --------    --------    --------
Operations:
  Investment income - net...............        .58         .61        .15              .62         .65         .66
  Net realized and unrealized gain
    (loss) on investments...............       (.13)        .15       (.06)            (.54)        .65         .62
                                           --------    --------   -------------    --------    --------    --------
Total from operations...................        .45         .76        .09              .08        1.30        1.28
                                           --------    --------   -------------    --------    --------    --------
Distributions to shareholders:
  From investment income - net..........       (.58)       (.61)      (.16)            (.62)       (.65)       (.66)
  Excess distributions of net investment
    income..............................         --          --         --               --        (.01)         --
  From net realized gains on
    investments.........................       (.02)       (.02)        --             (.16)       (.16)       (.16)
                                           --------    --------   -------------    --------    --------    --------
Total distributions to shareholders.....       (.60)       (.63)      (.16)            (.78)       (.82)       (.82)
                                           --------    --------   -------------    --------    --------    --------
Net asset value, end of period..........   $  10.72    $  10.87   $  10.74         $  10.81    $  11.51    $  11.03
                                           --------    --------   -------------    --------    --------    --------
Total return @..........................       4.16%       7.31%       .79%             .63%      12.19%      12.53%
Net assets end of period (000s
  omitted)..............................   $ 10,444    $ 11,882   $ 12,797         $ 12,851    $ 13,915    $ 14,943
Ratio of expenses to average daily net
  assets(a).............................       1.09%       1.09%      1.09%*            .99%        .99%       1.00%
Ratio of net investment income to
  average daily net assets(a)...........       5.39%       5.69%      5.74%*           5.55%       5.74%       6.15%
Portfolio turnover rate.................         12%         10%         0%               4%         17%         19%

(a) Advisers has voluntarily undertaken to limit annual expenses for New York Portfolio (exclusive of interest, taxes, brokerage commission, 12b-1 fees and non-recurring extraordinary charges and expenses) to 1.09% of average net assets. From June 1, 1993 to June 30, 1994, Advisers agreed to limit expenses to .99% of average net assets. Prior to June 1, 1993, Advisers agreed to limit expenses to 1.00% of average net assets. For each of the periods presented, had the waivers and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.30% and 5.18% for class E, 1.55% and 4.93% for class A, 2.30% and 4.18% for class B, 2.30% and 4.18% for class C, and 2.30% and 4.18% for class H, for the year ending September 30, 1996; 1.60% and 5.18% for class E, 1.85% and 4.90% for class A, 2.60% and 4.17% for class B, 2.60% and 3.93% for class C, and 2.60% and 3.85% for class H. for the year ending September 30, 1995; 1.09% and 5.45% for the year ended June 30, 1994; 1.05% and 5.68% for the year ended June 30, 1993; and 1.26% and 5.89% for the year ended June 30, 1992.
*    Annualized.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
++ For the period from April 26, 1995 (date of first investment) to September 30, 1995.
+++ for the period from May 31, 1995 (date of first investment) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

                                                Class A               Class B               Class C               Class H
                                          -------------------   -------------------   -------------------   -------------------
                                                                        Year Ended September 30,
                                          -------------------------------------------------------------------------------------
NEW YORK PORTFOLIO                          1996      1995+       1996      1995+       1996      1995++      1996     1995+++
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....  $  10.87   $  10.34   $  10.84   $  10.34   $  10.85   $  10.79   $  10.83   $ 10.89
                                          --------   --------   --------   --------   --------   --------   --------   --------
Operations:
  Investment income - net...............       .55        .50        .47        .43        .47        .21        .48       .16
  Net realized and unrealized gain
    (loss) on investments...............      (.13)       .57       (.13)       .54       (.13)       .06       (.13)     (.05)
                                          --------   --------   --------   --------   --------   --------   --------   --------
Total from operations...................       .42       1.07        .34        .97        .34        .27        .35       .11
                                          --------   --------   --------   --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........      (.55)      (.52)      (.47)      (.45)      (.47)      (.21)      (.47)     (.17)
  From net realized gains on
    investments.........................      (.02)      (.02)      (.02)      (.02)      (.02)        --       (.02)       --
                                          --------   --------   --------   --------   --------   --------   --------   --------
Total distributions to shareholders.....      (.57)      (.54)      (.49)      (.47)      (.49)      (.21)      (.49)     (.17)
                                          --------   --------   --------   --------   --------   --------   --------   --------
Net asset value, end of period..........  $  10.72   $  10.87   $  10.69   $  10.84   $  10.70   $  10.85   $  10.69   $ 10.83
                                          --------   --------   --------   --------   --------   --------   --------   --------
Total return @..........................      3.94%     10.51%      3.14%      9.46%      3.14%      2.54%      3.24%     1.00%
Net assets end of period (000s
  omitted)..............................  $    104   $     49   $    231   $    194   $     52   $     51   $    217   $    72
Ratio of expenses to average daily net
  assets(a).............................      1.34%      1.34%*     2.09%      2.09%*     2.09%      2.09%*     2.09%     2.09%*
Ratio of net investment income to
  average daily net assets(a)...........      5.14%      5.41%*     4.39%      4.68%*     4.39%      4.44%*     4.39%     4.36%*
Portfolio turnover rate.................        12%        10%        12%        10%        12%        10%        12%       10%

(a) Advisers has voluntarily undertaken to limit annual expenses for New York Portfolio (exclusive of interest, taxes, brokerage commission, 12b-1 fees and non-recurring extraordinary charges and expenses) to 1.09% of average net assets. From June 1, 1993 to June 30, 1994, Advisers agreed to limit expenses to .99% of average net assets. Prior to June 1, 1993, Advisers agreed to limit expenses to 1.00% of average net assets. For each of the periods presented, had the waivers and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.30% and 5.18% for class E, 1.55% and 4.93% for class A, 2.30% and 4.18% for class B, 2.30% and 4.18% for class C, and 2.30% and 4.18% for class H, for the year ending September 30, 1996; 1.60% and 5.18% for class E, 1.85% and 4.90% for class A, 2.60% and 4.17% for class B, 2.60% and 3.93% for class C, and 2.60% and 3.85% for class H. for the year ending September 30, 1995; 1.09% and 5.45% for the year ended June 30, 1994; 1.05% and 5.68% for the year ended June 30, 1993; and 1.26% and 5.89% for the year ended June 30, 1992.
*    Annualized.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
++ For the period from April 26, 1995 (date of first investment) to September 30, 1995.
+++ for the period from May 31, 1995 (date of first investment) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Tax-Free Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of National Portfolio, Minnesota Portfolio and New York Portfolio (portfolios within Fortis Tax-Free Portfolios, Inc.) as of September 30, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended September 30, 1996, and the financial highlights presented in footnote 4 to the financial statements. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of National Portfolio, Minnesota Portfolio and New York Portfolio at September 30, 1996 and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period ended September 30, 1996, and the financial highlights presented in footnote 4 to the financial statements, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Minneapolis, Minnesota
November 8, 1996

FEDERAL INCOME TAX INFORMATION

Exempt interest dividends are exempt from federal income taxes and should not be included in shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. In January, 1997, the fund will provide the shareholder with information regarding the percentage of distributions exempt from federal income taxes and a breakdown setting forth states from which income was earned.

During the year ended September 30, 1996, 100% of the National, Minnesota and New York Portfolios' distributions were derived from interest on municipal securities and qualify as exempt interest dividends for federal tax purposes.

Detailed below are the per share distributions made for the year ended September 30, 1996.

NATIONAL PORTFOLIO

Record Date

INCOME DISTRIBUTIONS PER SHARE                   Class A     Class B     Class C     Class E     Class H
                                                 -------------------------------------------------------
October 31, 1995.............................    $0.046      $0.039      $0.039      $0.048      $0.039
November 30, 1995............................     0.046       0.039       0.039       0.048       0.039
December 29, 1995............................     0.045       0.038       0.038       0.047       0.038
January 31, 1996.............................     0.045       0.038       0.038       0.047       0.038
February 29, 1996............................     0.045       0.038       0.038       0.047       0.038
March 29, 1996...............................     0.044       0.037       0.037       0.046       0.037
April 30, 1996...............................     0.044       0.037       0.037       0.046       0.037
May 31, 1996.................................     0.044       0.037       0.037       0.046       0.037
June 28, 1996................................     0.044       0.037       0.037       0.046       0.037
July 31, 1996................................     0.044       0.037       0.037       0.046       0.037
August 30, 1996..............................     0.044       0.037       0.037       0.046       0.037
September 30, 1996...........................     0.044       0.037       0.037       0.046       0.037
                                                 -------     -------     -------     -------     -------
Total Income Distributions...................    $0.535      $0.451      $0.451      $0.559      $0.451
                                                 -------     -------     -------     -------     -------

MINNESOTA PORTFOLIO

Record Date

INCOME DISTRIBUTIONS PER SHARE                   Class A     Class B     Class C     Class E     Class H
                                                 -------------------------------------------------------
October 31,1995..............................    $0.045      $0.038      $0.038      $0.047      $0.038
November 30, 1995............................     0.045       0.038       0.038       0.047       0.038
December 29, 1995............................     0.044       0.037       0.037       0.046       0.037
January 31, 1996.............................     0.044       0.037       0.037       0.046       0.037
February 29, 1996............................     0.044       0.037       0.037       0.046       0.037
March 29, 1996...............................     0.043       0.036       0.036       0.045       0.036
April 30, 1996...............................     0.043       0.036       0.036       0.045       0.036
May 31, 1996.................................     0.043       0.036       0.036       0.045       0.036
June 28, 1996................................     0.043       0.036       0.036       0.045       0.036
July 31, 1996................................     0.043       0.036       0.036       0.045       0.036
August 30, 1996..............................     0.043       0.036       0.036       0.045       0.036
September 30, 1996...........................     0.043       0.036       0.036       0.045       0.036
                                                 -------     -------     -------     -------     -------
Total Income Distributions...................    $0.523      $0.439      $0.439      $0.547      $0.439
                                                 -------     -------     -------     -------     -------

NEW YORK PORTFOLIO

Record Date

INCOME DISTRIBUTIONS PER SHARE                   Class A     Class B     Class C     Class E     Class H
                                                 -------------------------------------------------------
October 31, 1995.............................    $0.048      $0.041      $0.041      $0.050      $0.041
November 30, 1995............................     0.048       0.041       0.041       0.050       0.041
December 29, 1995............................     0.047       0.040       0.040       0.049       0.040
January 31, 1996.............................     0.047       0.040       0.040       0.049       0.040
February 29, 1996............................     0.047       0.040       0.040       0.049       0.040
March 29, 1996...............................     0.047       0.040       0.040       0.049       0.040
April 30, 1996...............................     0.045       0.038       0.038       0.047       0.038
May 31, 1996.................................     0.045       0.038       0.038       0.047       0.038
June 28, 1996................................     0.045       0.038       0.038       0.047       0.038
July 31, 1996................................     0.045       0.038       0.038       0.047       0.038
August 30, 1996..............................     0.045       0.038       0.038       0.047       0.038
September 30, 1996...........................     0.045       0.038       0.038       0.047       0.038
                                                 -------     -------     -------     -------     -------
Total Income Distributions...................    $0.554      $0.470      $0.470      $0.578      $0.470
                                                 -------     -------     -------     -------     -------

LONG-TERM CAPITAL GAIN PER SHARE
December 29, 1995............................    $0.0155     $0.0155     $0.0155     $0.0155     $0.0155
                                                 -------     -------     -------     -------     -------

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        INTERIM PRESIDENT, MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT OF FORTIS
                                           BENEFITS INSURANCE COMPANY AND TIME
                                           INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY, 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT PRIOR TO JULY, 1995, VICE
                                           PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT PRIOR TO MAY,
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR PRIOR TO JANUARY, 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Charles J. Dudley
  VICE PRESIDENT
Thomas D. Gualdoni
  VICE PRESIDENT
Maroun M. Hayek
  VICE PRESIDENT
Howard G. Hudson
  VICE PRESIDENT
Robert C. Lindberg
  VICE PRESIDENT
Charles L. Mehlhouse
  VICE PRESIDENT
Kevin J. Michels
  VICE PRESIDENT
Jon H. Nicholson
  VICE PRESIDENT
Fred Obser
  VICE PRESIDENT
Dennis M. Ott
  VICE PRESIDENT
Christopher J. Pagano
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Nicholas L. M. de Peyster
  VICE PRESIDENT
Stephen M. Poling
  VICE PRESIDENT
Stephen M. Rickert
  VICE PRESIDENT
Richard P. Roche
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Keith R. Thomson
  VICE PRESIDENT
Christopher J. Woods
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY
Tamara L. Fagely
  TREASURER

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       First Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

Fortis Financial Group

   Fortis Financial Group (FFG) provides solutions for customers' financial needs using mutual funds, annuities and life insurance. Besides our own array of quality products, we create and deliver customized products for other financial service providers. Like the Fortis name, which comes from the Latin for strong and steadfast, we concentrate on the customer relationships we build, the services we provide, the solutions we offer and the performance we seek.

   FFG includes Fortis Advisers, Inc., an established money manager, as well as Fortis Investors, Inc., a broker dealer with nationwide sales and marketing influence. The guarantees in our insurance products are underwritten by Fortis Benefits Insurance Company and Time Insurance Company.

   Fortis Financial Group is part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations in the United States. Fortis, Inc., is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investment. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.




[Logo]                                                         Bulk Rate
Fortis Financial Group                                         US Postage
P.O. Box 64284                                                    PAID
St. Paul, MN 55164                                           Permit No. 3794
                                                             Minneapolis, MN




FORTIS TAX-FREE PORTFOLIOS, INC.



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95380 (Ed. 11/96)